Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounts Payable and Accrued Liabilities [Abstract]
Accrued Expenses	$ 924	$ 524
Accrued Compensation	476	690
Other	69	130
Accrued Project Costs	102	130
Total	$ 1,571	$ 1,474